UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    55 Fifth Avenue, 18th Floor
            New York, New York  10003

13F File Number: 028-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elias
Title:     Chief Compliance Officer
Phone:     (212) 647-8126


Signature, Place and Date of Signing:

/s/ David Elias                 New York, New York          November 10, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           NONE

Form 13F Information Table Entry Total:      47

Form 13F Information Table Value Total:      $220,175
                                            (thousands)


List of Other Included Managers: None

                                                 FORM 13F INFORMATION TABLE
                                             Echo Street Capital Management LLC
                                                    September 30, 2011

COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                              TITLE OF                      VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP      (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE

ADVANCE AUTO PARTS INC        COM               00751Y106    7,734   133,114  SH             SOLE      NONE      133,114
AMERICAN TOWER CORP           CL A              029912201    9,165   170,344  SH             SOLE      NONE      170,344
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105      811    35,182  SH             SOLE      NONE       35,182
AUTOZONE INC                  COM               053332102    3,194    10,007  SH             SOLE      NONE       10,007
AVALONBAY CMNTYS INC          COM               053484101    2,145    18,808  SH             SOLE      NONE       18,808
AXIS CAPITAL HOLDINGS         SHS               G0692U109    1,217    46,909  SH             SOLE      NONE       46,909
COCA COLA CO                  COM               191216100    4,624    68,443  SH             SOLE      NONE       68,443
COPART INC                    COM               217204106   11,758   300,557  SH             SOLE      NONE      300,557
CORRECTIONS CORP AMER NEW     COM NEW           22025Y407    6,902   304,186  SH             SOLE      NONE      304,186
CROWN CASTLE INTL CORP        COM               228227104    7,758   190,767  SH             SOLE      NONE      190,767
CROWN HOLDINGS INC            COM               228368106    5,414   176,867  SH             SOLE      NONE      176,867
DARDEN RESTAURANTS INC        COM               237194105    2,777    64,955  SH             SOLE      NONE       64,955
EASTGROUP PPTY INC            COM               277276101      424    11,111  SH             SOLE      NONE       11,111
ENTERTAINMENT PPTYS TR        PFD C CNV 5.75%   29380T402      494    26,453  SH             SOLE      NONE       26,453
ENTERTAINMENT PPTYS TR        CONV PFD 9% SR E  29380T600    6,587   249,987  SH             SOLE      NONE      249,987
EQUINIX INC                   COM NEW           29444U502    2,855    32,142  SH             SOLE      NONE       32,142
EQUITY LIFESTYLE PPTYS INC    COM               29472R108    4,214    67,209  SH             SOLE      NONE       67,209
ESSEX PPTY TR INC             COM               297178105    5,521    45,995  SH             SOLE      NONE       45,995
EVEREST RE GROUP LTD          COM               G3223R108    9,635   121,384  SH             SOLE      NONE      121,384
FELCOR LODGING TR INC         PFD CV A $1.95    31430F200    3,615   179,762  SH             SOLE      NONE      179,762
FISERV INC                    COM               337738108    4,983    98,150  SH             SOLE      NONE       98,150
FOOT LOCKER INC               COM               344849104    1,992    99,160  SH             SOLE      NONE       99,160
GOOGLE INC                    CL A              38259P508    2,899     5,628  SH             SOLE      NONE        5,628
GROUP 1 AUTOMOTIVE INC        COM               398905109    2,257    63,502  SH             SOLE      NONE       63,502
HEALTHCARE RLTY TR            COM               421946104    2,520   149,549  SH             SOLE      NONE      149,549
HEWLETT PACKARD CO            COM               428236103    8,082   360,000       CALL      SOLE      NONE      360,000
HIGHWOODS PPTYS INC           COM               431284108    2,016    71,353  SH             SOLE      NONE       71,353
HILLTOP HOLDINGS INC          COM               432748101      587    81,395  SH             SOLE      NONE       81,395
HOME DEPOT INC                COM               437076102    4,686   142,547  SH             SOLE      NONE      142,547
INGRAM MICRO INC              CL A              457153104    5,302   328,734  SH             SOLE      NONE      328,734
INTERCONTINENTAL HTLS GRP PL  SPONS ADR NEW     45857P301    8,489   527,938  SH             SOLE      NONE      527,938
ISHARES TR                    DJ US REAL EST    464287739    3,412    67,464  SH             SOLE      NONE       67,464
JPMORGAN CHASE & CO           COM               46625H100    4,679   155,359  SH             SOLE      NONE      155,359
KOHLS CORP                    COM               500255104    2,730    55,600  SH             SOLE      NONE       55,600
LKQ CORP                      COM               501889208    3,751   155,274  SH             SOLE      NONE      155,274
MI DEVS INC                   COM               55304X104    1,281    48,233  SH             SOLE      NONE       48,233
MICROSOFT CORP                COM               594918104    2,711   108,925  SH             SOLE      NONE      108,925
O REILLY AUTOMOTIVE INC NEW   COM               67103H107    6,192    92,927  SH             SOLE      NONE       92,927
ORACLE CORP                   COM               68389X105   12,290   427,615  SH             SOLE      NONE      427,615
PEPSICO INC                   COM               713448108    6,947   112,228  SH             SOLE      NONE      112,228
PS BUSINESS PKS INC CALIF     COM               69360J107    2,702    54,547  SH             SOLE      NONE       54,547
ROWAN COS INC                 COM               779382100    5,968   197,690  SH             SOLE      NONE      197,690
RYLAND GROUP INC              COM               783764103    1,767   165,948  SH             SOLE      NONE      165,948
SONIC AUTOMOTIVE INC          CL A              83545G102      727    67,367  SH             SOLE      NONE       67,367
TRANSOCEAN INC                NOTE 1.500%12/1   893830AV1    5,990 6,000,000  PRN            SOLE      NONE    6,000,000
WELLS FARGO & CO NEW          COM               949746101   11,314   469,074  SH             SOLE      NONE      469,074
WILLIAMS COS INC DEL          COM               969457100    7,057   289,941  SH             SOLE      NONE      289,941


SK 04078 0001 1237736